FORM 13F

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald Sadoff
Title:         Managing Member
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff     Milwaukee, Wisconsin      1/14/05
------------------    ---------------------  --------------
   (Signature)            (City/State)           (Date)

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F NOTICE (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None



                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            54

Form 13F Information Table Value Total:      $249,555
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


                                       SADOFF INVESTMENT MANAGEMENT LLC
                                                   FORM 13F
                                                  31-Dec-04
                                                                                            Voting Authority
                                                                                            ------------------
                               Title
                                 of              Value     Shares/  Sh/  Put/ Invstmt  Otr
Name of Issuer                 class    CUSIP    (x$1000)  Prn Amt  Prn  Call Dscretn  Mgr  Sole     Shrd None
---------------                -----   ------    --------  -------  ---  ---  -------  ---  ------   ---- ----
BAUSCH & LOMB INC.             COM    071707103     5,895   91,450  SH        Sole           91,450
BIOMET INC.                    COM    090613100     6,042  139,245  SH        Sole          139,245
BROWN SHOE CO.                 COM    115736100     3,475  116,508  SH        Sole          116,508
C.R. BARD INC.                 COM    067383109    11,403  178,228  SH        Sole          178,228
CATERPILLAR INC.               COM    149123101     7,792   79,910  SH        Sole           79,910
CITIZENS BANKING               COM    174420109       344   10,000  SH        Sole           10,000
CRANE COMPANY                  COM    224399105     4,498  155,958  SH        Sole          155,958
CUMMINS INC.                   COM    231021106     7,336   87,550  SH        Sole           87,550
EATON CORP.                    COM    278058102     9,258  127,950  SH        Sole          127,950
EATON VANCE INSURED MUNI       COM    27827X101       982   72,500  SH        Sole           72,500
EXXON MOBIL CORP.              COM    30231G102       504    9,840  SH        Sole            9,840
FOOT LOCKER INC.               COM    344849104     5,150  191,228  SH        Sole          191,228
GANNETT INC.                   COM    364730101     6,842   83,748  SH        Sole           83,748
GENERAL ELEC CO.               COM    369604103       365    9,992  SH        Sole            9,992
GENERAL MILLS                  COM    370334104    11,711  235,590  SH        Sole          235,590
HERSHEY FOODS                  COM    427866108     2,462   44,320  SH        Sole           44,320
IDEX CORP.                     COM    45167R104     6,574  162,312  SH        Sole          162,312
INTERNATIONAL GAME TECH        COM    459902102     2,890   84,051  SH        Sole           84,051
J.P. MORGAN CHASE              COM    46625H100       441   11,302  SH        Sole           11,302
JC PENNEY CO INC.              COM    708160106     7,430  179,459  SH        Sole          179,459
JOHNSON & JOHNSON              COM    478160104       335    5,286  SH        Sole            5,286
KELLOGG CO.                    COM    487836108    13,587  304,226  SH        Sole          304,226
KNIGHT RIDDER                  COM    499040103     3,888   58,086  SH        Sole           58,086
LEE ENTERPRISES                COM    523768109     3,472   75,350  SH        Sole           75,350
LENNAR CORP.                   COM    526057104     9,081  160,209  SH        Sole          160,209
MANDALAY RESORT                COM    562567107       454    6,450  SH        Sole            6,450
MARSHALL & ILSLEY              COM    571834100       305    6,900  SH        Sole            6,900
MAY DEPT STORES                COM    577778103     7,603  258,617  SH        Sole          258,617
MCCORMICK & CO.                COM    579780206    12,440  322,280  SH        Sole          322,280
MORGAN STANLEY INSURED MUNI    COM    61745P866       522   38,200  SH        Sole           38,200
MOTOROLA INCORPORATED          COM    620076109       891   51,800  SH        Sole           51,800
MSDW QUALITY MUNI INCOME       COM    61745P734       382   28,250  SH        Sole           28,250
MUNIYIELD INSURED              COM    62630E107     1,191   83,946  SH        Sole           83,946
NEIMAN MARCUS                  COM    640204202     6,098   85,239  SH        Sole           85,239
NEW YORK TIMES                 COM    650111107     5,899  144,581  SH        Sole          144,581
NIKE INC.                      COM    654106103     9,989  110,139  SH        Sole          110,139
NORDSTROM INC.                 COM    655664100     8,420  180,178  SH        Sole          180,178
NUVEEN INSURED MUNI OPPORTUNIT COM    670984103     1,330   84,396  SH        Sole           84,396
NUVEEN INSURED PREMIUM MUNI    COM    6706D8104       638   48,300  SH        Sole           48,300
NUVEEN INSURED QUALITY MUNI    COM    67062N103       595   38,200  SH        Sole           38,200
PROGRESS ENERGY                COM    743263105     1,037   22,928  SH        Sole           22,928
PULTE HOMES INC.               COM    745867101     6,561  102,839  SH        Sole          102,839
REEBOK INTL                    COM    758110100     6,277  142,659  SH        Sole          142,659
SAKS INC.                      COM    79377W108     3,316  228,545  SH        Sole          228,545
SMUCKER JM                     COM    832696405     6,252  132,827  SH        Sole          132,827
SOUTHERN CO.                   COM    842587107       561   16,746  SH        Sole           16,746
ST JUDE MEDICAL                COM    790849103    11,250  268,296  SH        Sole          268,296
TOLL BROTHERS                  COM    889478103     8,692  126,689  SH        Sole          126,689
VARIAN MEDICAL                 COM    92220P105     4,889  113,078  SH        Sole          113,078
WASHINGTON POST                COM    939640108     3,921    3,989  SH        Sole            3,989
WELLPOINT INC.                 COM    94973V107       590    5,130  SH        Sole            5,130
WISCONSIN ENERGY               COM    976657106       463   13,732  SH        Sole           13,732
WPS RESOURCES                  COM    92931B106       315    6,300  SH        Sole            6,300
WRIGLEY WM JR CO.              COM    982526105     6,917   99,966  SH        Sole           99,966
REPORT SUMMARY                  54                249,555